Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
Metropolitan Commercial Bank 401(k) Plan
Related Party and Party-In-Interest Transactions
Related Party and Party-In-Interest Transactions

3. Related Party and Party-In-Interest Transactions

Certain Plan investments are shares of registered investment companies managed by affiliates of Fidelity. At December 31, 2025 and 2024, the Plan held 10,435.053 and 9,028.498 shares of Metropolitan Commercial Bank common stock fund (Employer Stock fund) valued at $797,925 and $528,157, respectively. For the year ended December 31, 2025, the Plan purchased 2,824.175 shares and sold 1,417.620 shares and received dividends in the amount of $3,028. These transactions and notes receivable from participants qualify as exempt party-in-interest transactions.

Certain mutual fund companies share their management fees with the trustee. The agreement between the trustee and the Plan includes a revenue sharing arrangement whereby the trustee shares this revenue with the Plan. These deposits are included in the net appreciation in fair value of investments amount in the statement of changes in net assets available for benefits. At December 31, 2025 and 2024, the revenue credit balance was $706 and $0, respectively. During 2025, $1,121 in revenue credit was allocated to participants.